Segment Reporting (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Segment Reporting Information
Certain information concerning our segments for the three months ended March 31, 2018, and 2017 is presented in the following table (in thousands). Consolidated subsidiaries are reflected as of their respective acquisition dates or as of the date we were determined to be the primary beneficiary of variable interest entities.

	Three Months Ended March 31, 2018					Three Months Ended March 31, 2017
	REIT Advisory	J&S	OpenKey	Corporate and Other	Ashford Inc. Consolidated	REIT Advisory	J&S	OpenKey	Corporate and Other	Ashford Inc. Consolidated
REVENUE
Advisory services	$22,532	$—	$—	$—	$22,532	$12,431	$—	$—	$—	$12,431
Audio visual	—	23,310	—	—	23,310	—	—	—	—	—
Other	1,121	—	319	886	2,326	557	—	25	—	582
Total revenue	23,653	23,310	319	886	48,168	12,988	—	25	—	13,013
EXPENSES
Depreciation and amortization	390	454	6	190	1,040	259	—	5	204	468
Impairment	1,919	—	—	—	1,919	—	—	—	—	—
Other operating expenses (1)	11,241	19,803	1,171	18,030	50,245	833	—	825	13,023	14,681
Total operating expenses	13,550	20,257	1,177	18,220	53,204	1,092	—	830	13,227	15,149
OPERATING INCOME (LOSS)	10,103	3,053	(858)	(17,334)	(5,036)	11,896	—	(805)	(13,227)	(2,136)
Interest expense	—	(139)	—	(4)	(143)	—	—	—	—	—
Amortization of loan costs	—	(12)	(6)	(5)	(23)	—	—	—	—	—
Interest income	—	—	—	112	112	—	—	—	33	33
Other income (expense)	19	(58)	(1)	1	(39)	—	—	(8)	18	10
INCOME (LOSS) BEFORE INCOME TAXES	10,122	2,844	(865)	(17,230)	(5,129)	11,896	—	(813)	(13,176)	(2,093)
Income tax (expense) benefit	(2,263)	(746)	—	2,303	(706)	(4,298)	—	—	3,668	(630)
NET INCOME (LOSS)	$7,859	$2,098	$(865)	$(14,927)	$(5,835)	$7,598	$—	$(813)	$(9,508)	$(2,723)
________

(1)
Other operating expenses includes salaries and benefits, cost of revenues for audio visual and general and administrative expenses. REIT Advisory amounts represent expenses for which there is generally a direct offsetting amount included in revenues, including REIT equity-based compensation expense and reimbursable expenses.

Certain information concerning our segments for the years ended December 31, 2017, and 2016 is presented in the following table (in thousands). Consolidated subsidiaries are reflected as of the acquisition date or as of the date we were determined to be the primary beneficiary of variable interest entities.

	Year Ended December 31, 2017				Year Ended December 31, 2016
	REIT Advisory	J&S	Corporate and Other	Ashford Inc. Consolidated	REIT Advisory	J&S	Corporate and Other	Ashford Inc. Consolidated
REVENUE
Advisory services	$65,982	$—	$—	$65,982	$67,228	$—	$—	$67,228
Audio visual	—	9,186	—	9,186	—	—	—	—
Other	4,006	—	2,399	6,405	335	—	44	379
Total revenue	69,988	9,186	2,399	81,573	67,563	—	44	67,607
EXPENSES
Depreciation and amortization	1,373	319	835	2,527	298	—	876	1,174
Impairment	1,041	—	31	1,072	—	—	—	—
Other operating expenses (1)	19,099	9,655	59,742	88,496	21,102	—	47,788	68,890
Total expenses	21,513	9,974	60,608	92,095	21,400	—	48,664	70,064
OPERATING INCOME (LOSS)	48,475	(788)	(58,209)	(10,522)	46,163	—	(48,620)	(2,457)
Interest expense	—	(68)	(15)	(83)	—	—	—	—
Amortization of loan costs	—	(6)	(33)	(39)	—	—	—	—
Interest income	—	—	244	244	—	—	73	73
Other income (expense) (2)	—	(47)	(24)	(71)	—	—	(9,239)	(9,239)
INCOME (LOSS) BEFORE INCOME TAXES	48,475	(909)	(58,037)	(10,471)	46,163	—	(57,786)	(11,623)
Income tax (expense) benefit	(18,324)	252	8,349	(9,723)	(16,684)	—	15,904	(780)
NET INCOME (LOSS)	$30,151	$(657)	$(49,688)	$(20,194)	$29,479	$—	$(41,882)	$(12,403)
________

(1)
Other operating expenses includes salaries and benefits, cost of revenues for audio visual and general and administrative expenses. REIT Advisory amounts represent expenses for which there is a direct offsetting amount included in revenues, including REIT equity-based compensation expense and reimbursable expenses.

(2)
Other income (expense) primarily includes the realized gain (loss) on investment in unconsolidated entity, the unrealized gain (loss) on investment in unconsolidated entity, dividend income, the realized gain (loss) on investments and the unrealized gain (loss) on investments.